Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Accumulated losses (in Dollars)	$ 136,000
Statutory tax rate	23.00%
Effective tax rate		0.00%
Israel [Member]
Income Taxes (Details) [Line Items]
State corporate tax rate	23.00%	23.00%	23.00%
United States [Member]
Income Taxes (Details) [Line Items]
Federal tax	21.00%
Minimum [Member] | United States [Member]
Income Taxes (Details) [Line Items]
State corporate tax rate		6.50%
Maximum [Member] | United States [Member]
Income Taxes (Details) [Line Items]
State corporate tax rate			11.50%